Shareholder Report, Line Graph (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
C000248305_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
C000248305_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248305_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 5% Put Protection Index
C000248305_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248305_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000248305_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248304_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000248304_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248304_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 5% Put Protection Index
C000248304_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248304_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000248304_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248306_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000248306_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248306_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 5% Put Protection Index
C000248306_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248306_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000248306_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248307_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
C000248307_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248307_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 5% Put Protection Index
C000248307_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000248307_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000248307_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000